Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment
6.	Property, plant and equipment

	At December 31,
	2024	2023

Equipment	$104,294	$104,294
Leasehold improvement	439,602	439,602

Property, plant and equipment	543,896	543,896
Accumulated depreciation	(471,238)	(409,358)

	$72,658	$134,538

Depreciation included in:

	Years ended December 31,
	2024	2023

Administrative expense	$61,880	$233,659

The Company evaluates the recoverability of long-lived assets in accordance with ASC 360, Property, Plant, and Equipment. Management assesses whether events or changes in circumstances indicate that the carrying amounts of property, plant, and equipment may not be recoverable. No impairment losses were recognized for the years ended December 31, 2024 and 2023.